Segment reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details) [Line Items]
Total revenues	€ 8,208
Customer One [Member]
Segment reporting (Details) [Line Items]
Total revenues	€ 7,145
Customer one [Member]
Segment reporting (Details) [Line Items]
Total revenues		€ 18,480	€ 41,041